Federated Hermes MDT Balanced Fund
Portfolio of Investments
April 30, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—58.5%
		Communication Services—5.2%
27,369		Alphabet, Inc., Class A	$ 10,531,591
19,336	[1]	CarGurus, Inc.	704,991
21,112	[1]	Cars.com, Inc.	232,021
2,032	[1]	Charter Communications, Inc.	335,625
18,265		Fox Corp.	1,159,645
3,678		Meta Platforms, Inc.	2,250,605
83,798	[1]	Optimum Communications, Inc.	132,401
12,419	[1]	Pinterest, Inc.	244,158
3,508	[1]	Reddit, Inc.	516,483
20,117	[1]	Trade Desk, Inc./The	474,560
6,183		Verizon Communications, Inc.	296,969
12,922	[1]	ZoomInfo Technologies, Inc.	80,762
		TOTAL	16,959,811
		Consumer Discretionary—6.2%
42,659		Advance Auto Parts, Inc.	2,538,637
14,014	[1]	Amazon.com, Inc.	3,714,551
98	[1]	AutoZone, Inc.	362,995
5,157		Booking Holdings, Inc.	868,233
6,656	[1]	Capri Holdings Ltd.	129,859
3,515	[1]	Deckers Outdoor Corp.	359,233
464	[1]	Duolingo, Inc.	51,086
3,646		eBay, Inc.	377,288
3,808	[1]	Expedia Group, Inc.	945,793
9,017	[1]	Five Below, Inc.	2,124,946
22,641		Ford Motor Co.	273,503
15,297	[1]	Goodyear Tire & Rubber Co.	108,303
10,436	[1]	Lululemon Athletica, Inc.	1,437,037
644		Murphy USA, Inc.	378,672
3,176	[1]	SharkNinja, Inc.	366,923
6,467	[1]	Tesla, Inc.	2,468,001
1,983		TJX Cos., Inc.	310,835
711	[1]	Ulta Beauty, Inc.	382,148
30,877	[1]	Viking Holdings Ltd.	2,529,135
1,216		Yum! Brands, Inc.	194,135
		TOTAL	19,921,313
		Consumer Staples—2.8%
11,638		Albertsons Cos., Inc.	196,100
848		Altria Group, Inc.	61,607
2,710		Coca-Cola Bottling Co.	555,740
3,403		Costco Wholesale Corp.	3,452,445
627	[1]	Dollar Tree, Inc.	60,888
6,001		Estee Lauder Cos., Inc., Class A	460,337
4,179		Kimberly-Clark Corp.	411,339
4,410		Kroger Co.	300,189
21,095	[1]	Maplebear, Inc.	893,373

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,034		PepsiCo, Inc.	$ 322,369
8,298		Philip Morris International, Inc.	1,369,751
6,888		WalMart, Inc.	908,734
		TOTAL	8,992,872
		Energy—2.0%
4,671		Cheniere Energy, Inc.	1,284,291
5,480		EOG Resources, Inc.	770,324
6,715		Exxon Mobil Corp.	1,036,326
2,148		Occidental Petroleum Corp.	130,126
11,786		PBF Energy, Inc.	511,041
3,095		Targa Resources, Inc.	804,948
1,081		TechnipFMC PLC	81,691
10,462		Weatherford International PLC	1,154,482
6,979		Williams Cos., Inc.	532,567
		TOTAL	6,305,796
		Financials—7.7%
4,958		Ameriprise Financial, Inc.	2,354,009
608	[1]	Arch Capital Group Ltd.	57,432
15,824		Bank of New York Mellon Corp.	2,126,271
1,512		Cboe Global Markets, Inc.	453,736
3,041		Charles Schwab Corp.	278,677
78,588	[1]	Fiserv, Inc.	4,923,538
1,950		Globe Life, Inc.	300,885
6,047		Interactive Brokers Group, Inc., Class A	480,737
24,198		Jackson Financial, Inc.	2,801,402
173		JPMorgan Chase & Co.	54,189
627		Morgan Stanley	119,500
10,570		Northern Trust Corp.	1,758,214
18,536		Prudential Financial, Inc.	1,818,567
21,026		State Street Corp.	3,213,614
1,347		The Hartford Insurance Group, Inc.	184,283
10,560		The Travelers Cos., Inc.	3,222,278
10,476		Virtu Financial, Inc.	520,238
31,056		Western Union Co.	282,299
		TOTAL	24,949,869
		Health Care—5.7%
6,860		Abbott Laboratories	622,819
18,211		AbbVie, Inc.	3,848,349
2,747	[1]	Align Technology, Inc.	483,499
549	[1]	Alnylam Pharmaceuticals, Inc.	169,910
4,190		Amgen, Inc.	1,450,788
7,913	[1]	AnaptysBio, Inc.	520,121
829	[1]	Biogen, Inc.	156,913
1,532	[1]	BioMarin Pharmaceutical, Inc.	82,590
1,694		Cardinal Health, Inc.	326,739
3,698		Cencora, Inc.	1,139,021
1,010	[1]	Charles River Laboratories International, Inc.	168,640
28,629	[1]	Community Health Systems, Inc.	81,306
29,427	[1]	Elanco Animal Health, Inc.	658,282
406		Eli Lilly & Co.	379,448

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
6,331		Gilead Sciences, Inc.	$ 828,348
624		Humana, Inc.	147,539
7,715	[1]	Illumina, Inc.	977,799
8,181	[1]	Incyte Genomics, Inc.	779,404
338	[1]	Insulet Corp.	58,183
5,083		Johnson & Johnson	1,168,328
2,717		Merck & Co., Inc.	296,642
9,696	[1]	Moderna, Inc.	445,434
5,672	[1]	Omnicell, Inc.	234,934
1,834		Regeneron Pharmaceuticals, Inc.	1,296,748
724		Teleflex, Inc.	89,711
3,146		UnitedHealth Group, Inc.	1,165,530
4,958	[1]	Veeva Systems, Inc.	773,299
492	[1]	Vertex Pharmaceuticals, Inc.	210,271
		TOTAL	18,560,595
		Industrials—6.2%
1,571		Allegion PLC	215,981
8,207		Allison Transmission Holdings, Inc.	1,102,610
12,831		Atmus Filtration Technologies, Inc.	813,485
785		Automatic Data Processing, Inc.	166,373
1,140		C.H. Robinson Worldwide, Inc.	207,263
7,862	[1]	Copart, Inc.	260,311
9,006		GE Aerospace	2,611,110
4,525		GE Vernova, Inc.	4,902,656
1,418		General Dynamics Corp.	488,217
4,060		Johnson Controls International PLC	592,882
2,095		Lennox International, Inc.	1,120,595
1,491		Lockheed Martin Corp.	772,293
4,245		Paycom Software, Inc.	538,096
17,484		Pitney Bowes, Inc.	270,303
1,514		RTX Corp.	266,570
732		Ryder System, Inc.	185,760
10,643		Southwest Airlines Co.	403,583
6,476	[1]	SPX Technologies, Inc.	1,417,661
553		Trane Technologies PLC	272,375
13,953	[1]	Uber Technologies, Inc.	1,041,033
4,045	[1]	United Airlines Holdings, Inc.	364,050
21,413		Veralto Corp.	1,888,627
853		Vertiv Holdings Co.	280,202
		TOTAL	20,182,036
		Information Technology—17.7%
6,934		Accenture PLC	1,239,175
4,453	[1]	Adobe, Inc.	1,095,883
242		Analog Devices, Inc.	97,347
49,010		Apple, Inc.	13,298,863
6,872	[1]	Arista Networks, Inc.	1,186,863
4,952	[1]	Atlassian Corp. PLC	339,658
17,551		Broadcom, Inc.	7,326,314
4,701	[1]	Cirrus Logic, Inc.	766,639
8,297		Cisco Systems, Inc.	759,175

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,042	[1]	DXC Technology Co.	$ 158,955
7,396	[1]	Enphase Energy, Inc.	243,772
3,793	[1]	Fortinet, Inc.	319,788
3,508	[1]	Gartner, Inc., Class A	520,903
7,763	[1]	GoDaddy, Inc.	673,751
9,508		Hewlett Packard Enterprise Co.	273,545
324		IBM Corp.	74,838
3,914		Intuit, Inc.	1,520,589
293	[1]	Lumentum Holdings, Inc.	264,380
2,546		Micron Technology, Inc.	1,316,689
11,416		Microsoft Corp.	4,655,216
622	[1]	MongoDB, Inc.	156,016
4,044		NetApp, Inc.	447,954
64,066		NVIDIA Corp.	12,785,652
1,131	[1]	Onto Innovation, Inc.	333,713
9,812	[1]	Palantir Technologies, Inc.	1,364,947
5,556		Pegasystems, Inc.	203,072
2,107		Salesforce, Inc.	371,949
6,000	[1]	ServiceNow, Inc.	529,860
12,135		Skyworks Solutions, Inc.	851,513
427	[1]	Snowflake, Inc.	58,273
2,028		TD SYNNEX Corp.	462,749
6,274		Teradyne, Inc.	2,154,931
2,261		Texas Instruments, Inc.	635,522
299	[1]	Tyler Technologies, Inc.	102,001
7,238		Vishay Intertechnology, Inc.	209,685
3,781	[1]	Workday, Inc.	462,794
15,452		Xerox Holdings Corp.	34,767
		TOTAL	57,297,741
		Materials—1.2%
1,484		Alcoa Corp.	94,664
28,729		Celanese Corp.	1,946,677
17,164		Newmont Corp.	1,906,749
		TOTAL	3,948,090
		Real Estate—2.6%
10,500		Acadia Realty Trust	227,010
1,700		Agree Realty Corp.	131,087
2,800		BXP, Inc.	163,688
4,500		Cubesmart	182,160
32,500		DiamondRock Hospitality Co.	331,500
3,450		Digital Realty Trust, Inc.	693,243
2,150		EastGroup Properties, Inc.	432,580
540		Equinix, Inc.	584,728
450		Essex Property Trust, Inc.	118,445
16,000		Host Hotels & Resorts, Inc.	338,080
2,000		Iron Mountain, Inc.	251,980
10,200		Kite Realty Group Trust	266,832
21,500		Macerich Co. (The)	467,195
9,000		Park Hotels & Resorts, Inc.	103,230
13,000		Pebblebrook Hotel Trust	182,650

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
6,250		ProLogis, Inc.	$ 887,625
1,200		Public Storage	362,940
3,500		Simon Property Group, Inc.	712,985
26,000		Sunstone Hotel Investors, Inc.	255,320
3,100		Tanger, Inc.	114,948
3,700		Terreno Realty Corp.	241,240
5,800		Ventas, Inc.	509,588
4,500		Welltower, Inc.	978,030
		TOTAL	8,537,084
		Utilities—1.2%
2,116		American Electric Power Co., Inc.	290,125
1,058		DTE Energy Co.	160,488
10,152		Duke Energy Corp.	1,315,192
9,147		Edison International	635,625
28,384		Exelon Corp.	1,305,380
		TOTAL	3,706,810
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,677,660)	189,362,017
		CORPORATE BONDS—8.7%
		Basic Industry - Metals & Mining—0.2%
$ 300,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.250%, 3/19/2036	295,301
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	204,581
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,839
155,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	155,270
		TOTAL	670,991
		Capital Goods - Aerospace & Defense—0.2%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	131,779
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	239,456
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	267,115
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	15,001
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.649% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,269
		TOTAL	689,620
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	230,680
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	89,378
		TOTAL	320,058
		Capital Goods - Construction Machinery—0.2%
275,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	269,724
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	255,002
		TOTAL	524,726
		Capital Goods - Diversified Manufacturing—0.1%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	63,886
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	58,057
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	204,694
		TOTAL	326,637
		Capital Goods - Environmental—0.1%
190,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	193,920
		Communications - Cable & Satellite—0.1%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	280,418
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	82,442

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	$ 12,901
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,437
	TOTAL	385,198
	Communications - Media & Entertainment—0.1%
30,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	22,929
200,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	176,675
180,000	Meta Platforms, Inc., Sr. Unsecd. Note, 6.300%, 5/15/2056	179,753
	TOTAL	379,357
	Communications - Telecom Wireless—0.4%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	149,884
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	347,231
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	195,732
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	301,476
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	164,852
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	237,468
	TOTAL	1,396,643
	Communications - Telecom Wirelines—0.3%
275,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	267,749
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	7,777
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,039
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,737
350,000	AT&T, Inc., Sr. Unsecd. Note, 6.200%, 10/30/2056	346,949
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	136,223
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	85,829
230,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	222,432
	TOTAL	1,078,735
	Consumer Cyclical - Automotive—0.3%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	279,920
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	158,351
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	181,020
225,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	234,265
225,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	229,337
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,594
	TOTAL	1,094,487
	Consumer Cyclical - Retailers—0.1%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	169,287
	Consumer Cyclical - Services—0.2%
195,000	Amazon.com, Inc., 4.100%, 11/20/2030	192,379
300,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	293,804
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,235
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	204,037
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,093
	TOTAL	713,548
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,323
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	297,104
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	298,367
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	266,736
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,149
	TOTAL	904,679

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—0.2%
$ 200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	$ 195,921
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	110,314
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	306,973
	TOTAL	613,208
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	403,805
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,647
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,915
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,664
260,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	258,007
	TOTAL	697,038
	Consumer Non-Cyclical - Tobacco—0.1%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	473,790
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	51,932
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,605
125,000	Coterra Energy Operating Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	123,882
6,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	5,941
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	254,511
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	136,270
	TOTAL	576,141
	Energy - Integrated—0.2%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	297,955
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	170,897
150,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	149,543
	TOTAL	618,395
	Energy - Midstream—0.6%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	115,556
400,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	398,257
275,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	275,010
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,183
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	108,672
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,796
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	169,750
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,379
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,951
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,517
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,517
325,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	330,337
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,308
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,044
250,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	250,437
	TOTAL	1,826,714
	Energy - Refining—0.1%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,994
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,723
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	15,006
300,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	295,496
	TOTAL	333,219

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—1.4%
$ 350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	$ 355,520
220,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	218,816
195,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	194,296
70,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	70,984
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	149,581
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	170,000
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	15,009
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	77,193
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,935
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	217,403
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	158,770
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,231
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.148%, 4/23/2037	298,322
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	159,544
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	99,685
350,000	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.465%, 11/19/2031	345,458
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	90,240
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	181,855
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	109,282
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	245,819
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	169,576
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,403
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	164,210
205,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	203,032
300,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	313,418
250,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	220,596
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	10,000
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	204,004
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,978
	TOTAL	4,505,160
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
300,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	295,900
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	69,426
	TOTAL	365,326
	Financial Institution - Finance Companies—0.2%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	224,242
280,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	278,193
	TOTAL	502,435
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	253,577
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	253,072
	TOTAL	506,649
	Financial Institution - Insurance - Life—0.2%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	308,055
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,373
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,988
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,207
350,000	PRICOA Global Funding I, Secured Note, 144A, 4.350%, 11/25/2030	346,635
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	52,205
	TOTAL	752,463

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.0%
$ 10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	$ 8,203
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	42,051
	TOTAL	50,254
	Financial Institution - REIT - Apartment—0.2%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	248,715
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	56,138
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	169,865
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	69,701
	TOTAL	544,419
	Financial Institution - REIT - Healthcare—0.1%
275,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	275,870
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	182,894
	TOTAL	458,764
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,385
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	198,064
	TOTAL	267,449
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	71,481
	Financial Institution - REIT - Retail—0.1%
275,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	278,919
	Technology—0.7%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,286
165,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	166,007
70,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	52,214
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	213,481
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,049
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	105,780
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,723
205,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	197,837
190,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	190,664
300,000	Intel Corp., Sr. Unsecd. Note, 6.125%, 5/15/2056	297,974
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,457
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,168
190,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	146,360
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	166,879
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	513,400
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	156,772
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,393
	TOTAL	2,264,444
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	224,748
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	14,921
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,378
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	213,410
275,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	279,288
	TOTAL	525,997
	Utility - Electric—0.7%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	126,624

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	$ 88,244
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	69,200
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	299,868
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	116,288
65,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	64,599
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,034
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	196,102
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	249,877
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	174,785
500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.200%, 4/1/2036	493,481
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	234,611
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	91,277
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	171,790
	TOTAL	2,405,780
	Utility - Natural Gas Distributor—0.1%
300,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	307,378
	Utility - Other—0.0%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	127,755
	TOTAL CORPORATE BONDS (IDENTIFIED COST $28,895,297)	28,145,812
	U.S. TREASURIES—6.2%
	U.S. Treasury Bond—0.7%
340,000	United States Treasury Bond, 2.250%, 2/15/2052	202,406
125,000	United States Treasury Bond, 3.000%, 8/15/2052	87,754
50,000	United States Treasury Bond, 3.250%, 5/15/2042	40,938
225,000	United States Treasury Bond, 3.375%, 8/15/2042	186,645
150,000	United States Treasury Bond, 4.125%, 8/15/2053	129,984
475,000	United States Treasury Bond, 4.250%, 8/15/2054	420,375
485,000	United States Treasury Bond, 4.500%, 11/15/2054	447,640
450,000	United States Treasury Bond, 4.625%, 2/15/2055	423,984
150,000	United States Treasury Bond, 4.625%, 11/15/2055	141,492
225,000	United States Treasury Bond, 4.750%, 8/15/2055	216,527
	TOTAL	2,297,745
	U.S. Treasury Note—5.5%
500,000	United States Treasury Note, 2.375%, 3/31/2029	478,917
500,000	United States Treasury Note, 2.750%, 5/31/2029	483,046
550,000	United States Treasury Note, 3.125%, 8/31/2029	536,013
600,000	United States Treasury Note, 3.375%, 11/30/2027	595,406
1,300,000	United States Treasury Note, 3.500%, 9/30/2027	1,293,601
800,000	United States Treasury Note, 3.500%, 10/31/2027	795,595
600,000	United States Treasury Note, 3.500%, 3/15/2029	593,449
200,000	United States Treasury Note, 3.625%, 8/31/2027	199,395
300,000	United States Treasury Note, 3.625%, 8/31/2030	295,500
1,100,000	United States Treasury Note, 3.625%, 9/30/2030	1,083,414
300,000	United States Treasury Note, 3.625%, 10/31/2030	295,336
775,000	United States Treasury Note, 3.625%, 12/31/2030	762,346
300,000	United States Treasury Note, 3.750%, 10/31/2032	292,781
200,000	United States Treasury Note, 3.750%, 2/28/2033	194,750
1,350,000	United States Treasury Note, 3.875%, 12/31/2027	1,349,631
150,000	United States Treasury Note, 3.875%, 6/15/2028	149,965

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$1,320,000		United States Treasury Note, 3.875%, 6/30/2030	$ 1,314,328
500,000		United States Treasury Note, 3.875%, 12/31/2032	490,937
200,000		United States Treasury Note, 4.000%, 2/28/2030	200,202
525,000		United States Treasury Note, 4.000%, 3/31/2030	525,507
100,000		United States Treasury Note, 4.000%, 7/31/2030	100,016
175,000		United States Treasury Note, 4.000%, 6/30/2032	173,633
55,000		United States Treasury Note, 4.000%, 2/15/2034	54,033
1,000,000		United States Treasury Note, 4.000%, 11/15/2035	970,510
295,000		United States Treasury Note, 4.125%, 7/31/2028	296,452
1,675,000	[3]	United States Treasury Note, 4.125%, 10/31/2029	1,684,547
450,000		United States Treasury Note, 4.125%, 2/29/2032	450,211
50,000		United States Treasury Note, 4.125%, 2/15/2036	48,953
50,000		United States Treasury Note, 4.250%, 8/15/2035	49,565
350,000		United States Treasury Note, 4.375%, 11/30/2030	355,223
75,000		United States Treasury Note, 4.375%, 5/15/2034	75,475
1,400,000		United States Treasury Note, 4.500%, 12/31/2031	1,428,219
		TOTAL	17,616,956
		TOTAL U.S. TREASURIES (IDENTIFIED COST $20,283,436)	19,914,701
		ASSET-BACKED SECURITIES—2.5%
		Auto Receivables—1.2%
300,000		AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	299,357
285,000		BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	285,331
164,996		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	165,875
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	307,988
300,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	300,453
164,947		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	166,037
150,000		LAD Auto Receivables Trust 2025-2A, Class C, 4.700%, 8/16/2032	150,250
118,387		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	119,403
210,001		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	211,293
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	253,481
155,801		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	156,933
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	229,698
250,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A4, 4.500%, 3/20/2029	250,761
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	254,037
281,882		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	282,139
300,000		Wheels Fleet Lease Funding LLC 2026-1, Class A3, 4.390%, 4/18/2039	299,379
200,000		Yamaha Motor Master Trust 2026 A1, Class A1, 4.430%, 4/15/2031	200,233
		TOTAL	3,932,648
		Credit Card—0.1%
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	392,003
		Equipment Lease—0.8%
185,000		Dell Equipment Finance Trust 2025-1, Class A3, 4.610%, 2/24/2031	185,994
375,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	374,630
300,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	305,587
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	307,704
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	201,128
280,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	282,183
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	404,081
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	302,779

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	$ 304,598
		TOTAL	2,668,684
		Other—0.3%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	225,797
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	302,169
225,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	226,238
200,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	200,454
		TOTAL	954,658
		Student Loans—0.1%
103,771		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	94,991
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,998,436)	8,042,984
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
		Federal Home Loan Mortgage Corporation—0.6%
961		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	990
144,666	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 4.645% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	145,151
211,879	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 4.745% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	213,315
119,103	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.845% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	119,749
86,812	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.845% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	87,223
286,615	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.795% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	289,562
139,273	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 4.845% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	140,024
111,648	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 4.645% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	111,362
264,212	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.795% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	264,974
531,814	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.695% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	534,664
250,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF171, Class AS, 4.212% (30-DAY AVERAGE SOFR +0.560%), 3/25/2036	249,999
		TOTAL	2,157,013
		Federal National Mortgage Association—0.3%
24		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	24
471,714	[2]	Federal National Mortgage Association REMIC, Series 2024-75, Class FC, 4.595% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	474,273
271,721	[2]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.845% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	273,844
267,856	[2]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.745% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	269,542
		TOTAL	1,017,683
		Government National Mortgage Association—0.6%
314,865	[2]	Government National Mortgage Association REMIC, Series 2023, Class DF, 4.620% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	317,202
364,369	[2]	Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.540% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	366,536
473,691	[2]	Government National Mortgage Association REMIC, Series 2024-71, Class AF, 4.640% (30-DAY AVERAGE SOFR +1.000%), 4/20/2054	473,074
683,713	[2]	Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.640% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	691,097
		TOTAL	1,847,909
		Non-Agency Mortgage—0.1%
321,123		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	287,932
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,288,747)	5,310,537

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.1%
		Commercial Mortgage—0.8%
$ 150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	$ 157,215
283,813		Bank 2024-BNK48, Class A4, 4.775%, 10/15/2057	282,518
248,455		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	254,192
250,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	253,387
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	206,627
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	201,756
300,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	303,879
350,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	349,106
250,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.247% (CME Term SOFR 1 Month +1.593%), 11/15/2039	250,469
225,000	[2]	ORL Trust 2024-GLKS, Class A, 5.147% (CME Term SOFR 1 Month +1.492%), 12/15/2039	225,093
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	229,399
		TOTAL	2,713,641
		Federal Home Loan Mortgage Corporation—0.3%
175,815		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	167,668
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	255,952
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	347,740
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	204,939
		TOTAL	976,299
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,697,998)	3,689,940
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
15,457		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	14,952
		Federal National Mortgage Association—0.1%
3,577		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	3,671
362		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	370
15,597		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	15,160
27,417		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	25,788
19,742		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	19,603
10,092		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	9,248
12,055		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	11,048
2,115		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	2,093
10,710		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	10,204
6,470		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	5,789
8,241		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	7,609
10,882		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,054
7,866		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	6,977
5,281		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	4,863
16,834		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	15,099
7,857		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,255
10,679		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	10,810
13,109		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	13,007
16,815		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	15,392
11,330		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	10,927
		TOTAL	204,967
		Government National Mortgage Association—0.0%
9,406		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	8,892
5,976		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	5,745
		TOTAL	14,637
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $253,156)	234,556

Shares or Principal Amount		Value
	MUNICIPAL BOND—0.0%
$ 30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $31,727)	$ 30,432
	EXCHANGE-TRADED FUNDS—7.4%
93,500	iShares Core MSCI Emerging Markets ETF	7,338,815
163,800	iShares MSCI EAFE ETF	16,760,016
	Total Exchange-Traded Funds (IDENTIFIED COST $18,931,248)	24,098,831
	INVESTMENT COMPANIES—13.7%
52,820	Bank Loan Core Fund	444,218
350,491	Emerging Markets Core Fund	3,171,943
4,430,232	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4]	4,430,232
531,268	High Yield Bond Core Fund	3,012,291
2,758,897	Mortgage Core Fund	23,174,734
1,117,757	Project and Trade Finance Core Fund	9,992,747
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,555,449)	44,226,165
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $273,613,154)	323,055,975
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	720,476
	NET ASSETS—100%	$323,776,451
At April 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$112,844	June 2026	$(4,724)
United States Treasury Notes 2-Year Long Futures	53	$10,977,625	June 2026	$(71,496)
United States Treasury Notes 5-Year Long Futures	32	$3,450,750	June 2026	$(30,306)
United States Treasury Notes 10-Year Ultra Long Futures	35	$3,950,078	June 2026	$(46,271)
United States Treasury Ultra Bond Long Futures	33	$3,796,031	June 2026	$(105,431)
Short Futures:
United States Treasury Notes 10-Year Short Futures	4	$442,375	June 2026	$3,116
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(255,112)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$2,419,143	$—	$(147,802)	$266,925	$371	$2,538,637	42,659	$32,726

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Affiliates	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income
Bank Loan Core Fund	$2,754,459	$213,475	$(2,497,000)	$(6,094)	$(20,622)	$444,218	52,820	$63,475
Emerging Markets Core Fund	$3,284,591	$470,326	$(630,000)	$(894)	$47,920	$3,171,943	350,491	$209,680
Federated Hermes Government Obligations Fund, Premier Shares	$8,948,486	$55,108,108	$(59,626,362)	$—	$—	$4,430,232	4,430,232	$239,628
High Yield Bond Core Fund	$2,641,252	$384,144	$—	$(13,105)	$—	$3,012,291	531,268	$132,744
Mortgage Core Fund	$21,002,335	$2,789,043	$(980,000)	$549,820	$(186,464)	$23,174,734	2,758,897	$833,443
Project and Trade Finance Core Fund	$7,796,906	$2,174,961	$—	$20,880	$—	$9,992,747	1,117,757	$439,961
TOTAL OF AFFILIATED TRANSACTIONS	$46,428,029	$61,140,057	$(63,733,362)	$550,607	$(159,166)	$44,226,165	9,241,465	$1,918,931

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$187,843,289	$—	$—	$187,843,289
International	1,518,728	—	—	1,518,728
Debt Securities:
Corporate Bonds	—	28,145,812	—	28,145,812
U.S. Treasuries	—	19,914,701	—	19,914,701
Asset-Backed Securities	—	8,042,984	—	8,042,984
Collateralized Mortgage Obligations	—	5,310,537	—	5,310,537
Commercial Mortgage-Backed Securities	—	3,689,940	—	3,689,940
Mortgage-Backed Securities	—	234,556	—	234,556
Municipal Bonds	—	30,432	—	30,432
Exchange-Traded Funds	24,098,831	—	—	24,098,831
Investment Companies	34,233,418	—	—	34,233,418
Other Investments[1]	—	—	—	9,992,747
TOTAL SECURITIES	$247,694,266	$65,368,962	$—	$323,055,975
Other Financial Instruments:[2]
Assets	$3,116	$—	$—	$3,116
Liabilities	(258,228)	—	—	(258,228)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(255,112)	$—	$—	$(255,112)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $9,992,747 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate